Cover	May 01, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 1, 2025, UMH Properties, Inc. (the “Company”) furnished a Current Report on Form 8-K (the “Original Form 8-K”), under Items 2.02, 7.01 and 9.01, to furnish a copy of its earnings press release for the first quarter March 31, 2025 and to furnish a copy of the financial supplement containing financial data of the Company for the first quarter March 31, 2025 (“Supplemental Financial Information”) that had been made available on the Company’s website. Subsequent to the furnishing of the Original Form 8-K, the Company issued a revised version of the press release to correct typographical errors. Accordingly, the Company is furnishing this Amendment No. 1 on Form 8-K/A to furnish a copy of the revised version of the press release, which was also issued on May 1, 2025. The Exhibit 99.1 to this Amendment No. 1 on Form 8-K/A represents the corrected press release in its entirety and amends and supersedes the press release filed as Exhibit 99 to the Original Form 8-K. The Supplemental Financial Information filed as Exhibit 99 to the Original Form 8-K remains unchanged.
Document Period End Date	May 01, 2025
Entity File Number	001-12690
Entity Registrant Name	UMH Properties, Inc.
Entity Central Index Key	0000752642
Entity Tax Identification Number	22-1890929
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Juniper Business Plaza
Entity Address, Address Line Two	3499 Route 9 North
Entity Address, Address Line Three	Suite 3-C
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	(732)
Local Phone Number	577-9997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.10 par value
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	UMH
Security Exchange Name	NYSE
6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value
Title of 12(b) Security	6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value
Trading Symbol	UMH PD
Security Exchange Name	NYSE